MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

 March 31, 2026 (Unaudited)

Mutual Funds (92.7%)	Shares	Value

Ageis Value Class I	20,852	$ 1,419,795
Oberweis Micro Cap Investor Class	22,152	1,282,407
Hood River Small Cap Growth Class I	12,188	1,136,504
Invesco Small Cap Value Class Y	36,565	1,128,408
Vanguard Strategic Small-Cap Equity Investor Class	21,721	939,650
Congress Small Cap Growth Class I	19,311	930,976
Fidelity Stock Selector Small Cap	20,759	915,265
Fuller & Thaler Behavioral Small Cap Equity Class I	17,535	884,484
James Small Cap	18,541	811,001
Vanguard Small Cap Value Index Admiral Class	8,626	804,892
Hennessy Cornerstone Mid Cap 30 Class I	29,590	708,691
Schwab Fundamental US Small Company Index	35,817	695,559

Total Mutual Funds (Cost $ 8,500,805)		11,657,632

Short-Term Securities (6.3%)

Fidelity Investments Money Market Government Portfolio Class I (Cost $ 789,059)		789,059

Total Short-Term Securities		789,059

Total Investments in Securities (Cost $ 9,289,864) (99.0%)		12,446,691

Net Other Assets and Liabilities (1.0%)		120,960

Net Assets (100%)		$ 12,567,651

As of March 31, 2026, the investment cost and aggregate unrealized appreciation and depreciation on investments for federal income tax purposes were as follows:

Cost of investment securities	$8,500.805
Unrealized appreciation	3,156,827
Unrealized depreciation	-
Net unrealized appreciation (depreciation)	3,156,827

MH Elite Portfolio of Funds Trust

MH Elite Small Cap Fund of Funds

Schedule of Investments

March 31, 2026 (Unaudited)

Security Valuation - ASC 820 (formerly Statement of Financial Accounting Standards No. 157) establishes a framework for measuring fair value in generally accepted accounting principles, and expands disclosures about fair value measurements.  The topic establishes a fair value hierarchy that distinguishes between (1) market participant assumptions developed based on market data obtained from sources independent of the reporting entity (observable inputs) and (2) the reporting entity’s own assumptions about market participant assumptions developed based on the best information available in the circumstances (unobservable inputs).

All securities purchased by the Funds trade on national stock exchanges, are liquid and have closing prices that are readily available for use in pricing the Funds’ securities on a daily basis.  Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below:

Level 1 – Quoted prices in active markets for identical securities.

Level 2 – Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – Significant unobservable inputs (including Fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Funds’ net assets as of March 31, 2026:

MH Elite Small Cap Fund of Funds

Description	Level 1 – Quoted prices	Level 2 – Other significant observable inputs	Level 3 – Significant unobservable inputs	Total
Mutual Funds	$ 11,657,632	-	-	$ 11,657,632
Short Term Investments	789,059	-	-	789,059
Total Investments in Securities	$ 12,446,691	-	-	$ 12,446,691

For additional information on the Fund’s policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund’s most recent financial statements included in its semiannual or annual report to shareholders.

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